Property, plant and equipment, net	12 Months Ended
Mar. 31, 2014
Property, plant and equipment, net
Property, plant and equipment, net

6                                         Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2013	2014	2014
	RMB	RMB	US$

Buildings	187,529	578,513	93,064
Leasehold improvements	44,264	14,864	2,391
Machineries	105,899	118,449	19,054
Motor vehicles	11,087	14,885	2,394
Furniture, fixtures and office equipment	27,588	35,433	5,700
Construction-in-progress	205,657	9,684	1,558
	582,024	771,828	124,161
Less: Accumulated depreciation	(113,752)	(145,196)	(23,357)
Total property, plant and equipment, net	468,272	626,632	100,804

Pursuant to the final purchase contract dated June 28, 2012, the total purchase price of the property, land use right, related taxes, and other expenditures associated with the assets to be used by Guangzhou Nuoya was RMB107,294. The Group paid the full amount as of March 31, 2013.

In November 2012, the Group signed a contract with a third party for further development and renovation of the newly purchased property in the Guangdong province. A total of RMB105,954 (US$17,044) has been paid as of March 31, 2014, and RMB2,800 (US$450) was included in accrued expenses and other payables in accordance to the construction completion report. The construction has been completed as of March 31, 2014.

In January 2013, the Group signed a purchase contract with a third party for the purchase of buildings and associated land use right in the Zhejiang province. The Group paid the full purchase contract amount and relevant taxes of RMB87,508 as of March 31, 2013.

In 2013, the Group signed contracts with two third parties for the subsequent development and renovation of the newly purchased property in the Zhejiang province. RMB52,474 (US$8,441) was paid and RMB12,000 (US$1,930) was included in accrued expense and other payables as of March 31, 2014 in accordance to the construction completion report. The construction has been completed as of March 31, 2014. The Group is still in the process of obtaining the ownership certificate of the building in the Zhejiang province.

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Direct costs	13,481	17,421	18,150	2,920
Research and development	3,212	2,073	1,863	300
Sales and marketing	1,803	2,805	2,611	419
General and administrative	6,240	8,954	9,820	1,580
Total depreciation expense	24,736	31,253	32,444	5,219

Interest cost incurred consists of the following:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Interest cost capitalized	—	1,274	25,912	4,168
Interest cost charged to income	3,287	70,097	70,075	11,273
Total interest cost incurred	3,287	71,371	95,987	15,441

As of March 31, 2013 and 2014, buildings with carrying value of RMB121,603 and RMB114,570 (US$18,430) were collateralized to banks for short-term bank loans of RMB50,000 and RMB60,000 (US$9,652), respectively (Note 11).